Segment Reporting - Schedule of Reconciliation of Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Consolidated total assets	$ 27,935	$ 21,659
Reportable Segments
Segment Reporting Information [Line Items]
Consolidated total assets	28,045	21,734
Intersegment
Segment Reporting Information [Line Items]
Elimination of intersegment receivables Intersegment	$ (110)	$ (75)